Cash Flow Impacts of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Discontinued Operations [Line Items]
Cash from operating activities	$ 112	$ 302	$ 936
Cash from (used in) investing activities	(364)	2,296	117
Cash used in financing activities	(1,524)	(1,802)	(856)
Effect of changes in foreign exchange rates on cash	(216)	285	(104)
Net cash impact of discontinued operations	(1,992)	1,081	93
At start of period	1,992	911	818
At end of period		1,992	911
Increase (decrease) in cash of discontinued operations	$ (1,992)	$ 1,081	$ 93